UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________
FORM N-PX
________
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number:  811-03451
SEI Daily Income Trust
(Exact name of registrant as specified in charter)
________

One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices)
________

Timothy D. Barto, Esquire
SEI Daily Income Trust
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
CC:
Timothy W. Levin, Esquire
Morgan, Lewis & Brockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
________

Registrant’s telephone number, including area code: 1-800-342-5734
Date of Fiscal Year End: January 31
Date of Reporting Period: July 1, 2021 to June 30, 2022
________

Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds, each of which is a series of  SEI Daily Income Trust:

ULTRA SHORT DURATION BOND FUND

GOVERNMENT FUND

GOVERNMENT II FUND
SHORT DURATION GOVERNMENT FUND
TREASURY II FUND

GNMA FUND

Registrant Name : SEI Daily Income Trust
Fund Name : GOVERNMENT FUND
Date of Fiscal Year End : January 31
In all markets, for all statuses, for Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : GOVERNMENT II FUND
Date of Fiscal Year End : January 31
In all markets, for all statuses, for Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : TREASURY II FUND
Date of Fiscal Year End : January 31
In all markets, for all statuses, forKey-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : ULTRA SHORT DURATION BOND FUND
Date of Fiscal Year End :January 31
In all markets, for all statuses, for Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : SHORT DURATION GOVERNMENT FUND
Date of Fiscal Year End :January 31
In all markets, for all statuses, for Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : GNMA FUND
Date of Fiscal Year End : January 31
In all markets, for all statuses, for Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By: /s/ Robert Nesher

Robert Nesher

President

Date: July 20, 2022